SHARE BASED PAYMENTS (Details Narrative)																																											3 Months Ended											6 Months Ended		9 Months Ended							12 Months Ended
		Dec. 30, 2025 USD ($) shares	Dec. 01, 2025 USD ($) shares	Oct. 01, 2025 USD ($) $ / shares shares	Oct. 01, 2025 $ / shares $ / shares shares	Sep. 19, 2025 USD ($) $ / shares shares	Sep. 19, 2025 $ / shares $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Sep. 04, 2025 $ / shares $ / shares	Jul. 28, 2025 CAD ($) shares	Jul. 24, 2025 USD ($) $ / shares shares	Jul. 24, 2025 $ / shares $ / shares	Jul. 03, 2025 USD ($) shares	May 26, 2025 USD ($) $ / shares shares	May 26, 2025 $ / shares $ / shares	May 06, 2025 shares	Apr. 28, 2025 USD ($) $ / shares	Apr. 28, 2025 CAD ($)	Mar. 31, 2025 $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Feb. 20, 2025 shares	Jan. 09, 2025 USD ($) $ / shares	Jan. 09, 2025 CAD ($)	Dec. 27, 2024 shares	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2024 USD ($) $ / shares $ / shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 09, 2024 $ / shares $ / shares	Sep. 13, 2024 shares	Jul. 03, 2024 USD ($) $ / shares shares	Jul. 03, 2024 USD ($) $ / shares $ / shares	Jun. 20, 2024 USD ($) shares	Jun. 20, 2024 CAD ($) shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares $ / shares	Dec. 15, 2023 $ / shares shares	Dec. 15, 2023 $ / shares $ / shares shares	Nov. 15, 2023 USD ($) shares	Apr. 28, 2023 $ / shares shares	Apr. 28, 2023 $ / shares $ / shares shares	Dec. 31, 2025 $ / shares shares		Sep. 30, 2025 shares	Jun. 30, 2025 shares	Mar. 31, 2025 $ / shares shares		Dec. 31, 2024 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Mar. 31, 2024 $ / shares shares		Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 $ / shares $ / shares shares		Sep. 30, 2025 shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 shares	Oct. 09, 2025 shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2024 $ / shares $ / shares shares		Mar. 31, 2023 $ / shares shares	Dec. 31, 2025 $ / shares shares	Oct. 01, 2025 $ / shares shares	Sep. 19, 2025 $ / shares shares	Sep. 04, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 $ / shares	May 26, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Jan. 09, 2025 $ / shares	Dec. 23, 2024 $ / shares	Oct. 09, 2024 $ / shares	Jul. 03, 2024 $ / shares	Apr. 15, 2024 $ / shares	Mar. 31, 2024 $ / shares shares	Dec. 15, 2023 $ / shares	Apr. 28, 2023 $ / shares	Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subordinate voting shares percentage																																																								25.00%								25.00%
Stock options outstanding																			770,884																								1,284,634				770,884					542,334				1,284,634		1,284,634						770,884		770,884		542,334		542,334		258,516	1,284,634									770,884						542,334			258,516
Exercise price | (per share)																			$ 21.96	[1]																							$ 14.76	[1]			$ 21.96	[1]				$ 23.42	[1]			$ 14.76	[1]	$ 14.76	[1]					$ 21.96	[1]	$ 21.96	[1]	$ 23.42	[1]	$ 23.42	[1]		$ 20.23									$ 30.10						$ 32.09			$ 21.68
Stock option fair value | $				$ 470,072		$ 1,092,915
Number of stock options, granted				90,313																																							508,469		2,150,380	602,487	158,235		4,262,633	4,950,545	253,108	70,925			4,592,428	775,060				3,913,694		6,518,044		364,099				370,365
Share-based payment award, award vesting rights description																																						33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.	33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.
Share price at revaluation date | (per share)																	$ 8.64							$ 29.55																																																						$ 6.946	$ 9.50		$ 12.00		$ 42.39
Proceeds from issuance of common stock																	$ 7,929,900	$ 11,000,000						$ 13,947,001	$ 20,000,000
Stock option, excercise				105,000																																																				250,000								51,235				86,547
Stock option, excercise price | (per share)				$ 5.51	$ 7.55																																																			$ 6.32	[1]	$ 8.66						$ 16.94	[1]	$ 23.22				$ 19.94
Options expiration period				5 years
Share based compensation cancelled				90,313																																																												84,314
Share based compensation expense | $																																																								$ 5,336,681					$ 8,855,582			$ 7,679,205				$ 7,850,119
Issuance of shares granted																																																								1,337,858					860,673			675,250				473,109
Class A Common Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding				849,263	849,263																																																																					849,263
Stock option, excercise price | (per share)				$ 5.51	$ 7.55
Consultant E [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option splits				37,500																			74,075
Consultant F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option splits				37,500																			74,075
Consultant P [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option splits				20,000
Consultant I [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option splits				10,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted																			6,173		80,247	9,259				12,346					74,074	359,817											38,397		32,054	344,431	29,948		2,927,997	3,771,684	56,989				3,049,516					2,621,935		127,400
Share-based payment award, award expiration year						5 years																									10 years	10 years
Share-based payment award, award vesting rights description																															vesting 24,691 within one year of the grant date and 8.33% every three months afterwards.	33.33% within one year of the grant date and 33.33% every year thereafter.
Share-based payments for stock options granted | $																																																																$ 439,973
Recognized share-based payments for stock options granted | $																																																								$ 32,054
Derecognized share-based payments for stock options granted | $																																																						$ 2,611,348										163,211
Cancelled restricted stock units																													5,926
Restricted stock cancelled | $				$ 46,296																									$ 12,717
Stock option, excercise																							148,150
Restricted stock granted				46,296
Share based compensation expense | $		$ 181,887																																																														$ 5,457,296				$ 276,036
Issuance of shares granted			7,500			30,000
Shares expenses | $			$ 20,550										$ 253,541																																											$ 230,491
Restricted stock granted										40,742			92,944																																									585,020
Milestones | $										$ 50,000,000
Conversion shares										3,704
Restricted share unit fair value | $																																																								611,592								$ 3,911,823
Restricted Stock Units (RSUs) [Member] | Consultant E [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation cancelled		37,037
Share based compensation expense | $		$ 71,745
Restricted Stock Units (RSUs) [Member] | Consultant F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation cancelled		37,037
Share based compensation expense | $		$ 71,745
Restricted Stock Units (RSUs) [Member] | Consultant P [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation cancelled		20,000
Share based compensation expense | $		$ 38,397
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion shares													12,963
Restricted Stock Units (RSUs) [Member] | December, 23 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted																																																																296,296
Restricted Stock Units (RSUs) [Member] | September, 13 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																																																$ 439,973
Restricted stock granted																																																																74,074
Restricted Stock Units (RSUs) [Member] | July, 3 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																																																$ 2,609,543
Restricted stock granted																																																																359,817
Restricted Stock Units (RSUs) [Member] | April, 15 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																																																$ 29,948
Restricted stock granted																																																																1,852
Restricted Stock Units (RSUs) [Member] | November, 15 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted																																																																				5,556
Consultants F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion shares													351
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	[2]																		$ 20.94																												$ 20.94					$ 22.32												$ 20.94		$ 20.94		$ 22.32		$ 22.32		$ 15.08
Stock option, excercise price | $ / shares	[2]																																																															$ 16.15				$ 13.87
Employees and Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)						$ 5.03	$ 5.03																				$ 22.26	$ 22.26				$ 20.24	$ 20.24			$ 23.55	$ 23.55	$ 26.59	$ 26.59																																				$ 6.90									$ 30.51		$ 29.10	$ 33.86		$ 36.45
Stock option fair value | $																											$ 792,184					$ 1,376,157				$ 72,423
Number of stock options, granted						261,726																					49,444					85,682				4,260		347,952	347,952
Share-based payment award, award expiration year						5 years																					5 years					5 years				5 years		5 years	5 years
Stock option fair value recognized | $																											$ 269,359	$ 269,359				$ 629,973	$ 629,973			$ 34,349	$ 34,349
Share-based payment award, award vesting rights description						25% every quarter subsequent																					25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter					25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter				25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.		based on previous commitments, and 6.25% every subsequent quarter	based on previous commitments, and 6.25% every subsequent quarter
Share price at revaluation date | (per share)				$ 5.51	$ 5.51	$ 5.00	$ 5.00																				$ 21.20	$ 21.20				$ 21.19	$ 21.19			$ 22.36	$ 22.36																																					$ 7.55	$ 6.90									30.51		28.89	30.78
Risk-free interest rate				2.73%		2.74%																					3.04%					3.57%				3.77%
Expected life				5 years		5 years																					5 years					5 years				5 years
Expected volatility				118.40%		120.60%																					100.00%					100.00%				100.00%
Expected forfeitures				0.00%		0.00%																					0.00%					0.00%				0.00%
Expected dividends
Revaluation date fair value per option | (per share)				$ 4.48	$ 6.24	$ 4.18	$ 5.76																				$ 16.02	$ 23.06				$ 16.04	$ 21.87			$ 16.81	$ 23.13
Share-based payments for stock options granted | $																																																								201,281
Stock options are vested on the grant date																																						173,186	173,186
Vesting shares						218,247	218,247																																																																				218,247
Employees and Independent Contractors [Member] | December 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																																																								121,317
Employees and Independent Contractors [Member] | July 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																																																								235,341
Employees and Independent Contractors [Member] | April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																																																								$ 9,720
Employees and Independent Contractors [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate				2.73%		2.74%																					3.04%					3.57%				3.77%
Expected life				5 years		5 years																					5 years					5 years
Expected volatility				118.40%		120.60%																					100.00%					100.00%				100.00%
Expected forfeitures				0.00%		0.00%																					0.00%					0.00%				0.00%
Expected dividends
Employees and Independent Contractors [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares																											$ 21.22	$ 21.22								$ 24.70	$ 24.70
Strategic Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			219,723																								377,440				219,723									377,440		377,440						219,723		219,723							377,440									219,723
Exercise price | (per share)																											$ 21.22	$ 21.22				$ 20.10	$ 20.10			$ 21.42	21.42	$ 25.35	$ 25.35		$ 30.99	$ 30.99																																										30.51		28.89	30.80		36.45	$ 44.55
Stock option fair value | $																											$ 1,141,535					$ 870,657
Number of stock options, granted																											59,259					74,073				7,427		18,716	18,716		3,704	3,704														408,334
Share-based payment award, award expiration year																											5 years					5 years				5 years		5 years	5 years		5 years	5 years
Stock option fair value recognized | $																											$ 602,371	$ 602,371				$ 912,939	$ 912,939
Share-based payment award, award vesting rights description																											33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.					33.33% stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.				Of these, 1,859 vested on the grant date, 555 on May 1, 2024, and 555 at the beginning of every calendar month thereafter. The remaining 21 stock options will vest 33.33% every 6 months after the grant date.					1,852 vesting 6 months after the grant date and 1,852 vesting 12 months after the grant date.	1,852 vesting 6 months after the grant date and 1,852 vesting 12 months after the grant date.
Share price at revaluation date | (per share)																											$ 16.16	$ 16.16				$ 16.17	$ 16.17			$ 16.17	$ 16.17				$ 16.17	$ 16.17																																										23.25		23.25	$ 23.25			$ 23.25
Risk-free interest rate																											2.61%					2.47%				2.47%					2.47%	2.47%
Expected life																											5 years					5 years				4 years 3 months 18 days					3 years 1 month 6 days	3 years 1 month 6 days
Expected volatility																											122.00%					121.60%				121.60%					121.60%	121.60%
Expected forfeitures																											0.00%					0.00%				0.00%					0.00%	0.00%
Expected dividends
Revaluation date fair value per option | (per share)																											$ 13.14	$ 18.91				$ 11.75	$ 16.90			$ 12.20	$ 17.54				$ 10.19	$ 14.65
Share-based payments for stock options granted | $																																																								$ 739,732								$ 93,938
Stock option, excercise																																																								250,000
Share based compensation cancelled																																																								617
Strategic Consultants [Member] | December 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments for stock options granted | $																																																																16,979
Strategic Consultants [Member] | April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments for stock options granted | $																																																																30,631
Strategic Consultants [Member] | November, 15 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Derecognized share-based payments for stock options granted | $																																								$ 68,175
Strategic Consultants [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate																											2.61%					2.47%				2.47%					2.47%	2.47%
Expected life																											5 years					5 years				4 years 3 months 18 days					3 years 1 month 6 days	3 years 1 month 6 days
Expected volatility																											121.60%					121.60%				121.60%					121.60%	121.60%
Expected forfeitures																											0.00%					0.00%				0.00%					0.00%	0.00%
Expected dividends
Strategic Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted																											296,296					1,852				1,852				5,556
Share-based payment award, award expiration year																											10 years									10 years				10 years
Share-based payment award, award vesting rights description																											where 89,506 vested on the grant date, 46,297 will vest in July 2025, 46,297 will vest in July 2026, 1,850 will vest monthly for 48 months, 12,345 will vest 50% every 6 months after the grant date, 7,408 will vest 33.33% after 1 year of the grant date and 33,33% every year afterwards, and 92,593 will vest according to the completion of specific milestones.													vesting 33.33% on the grant date, 33.33% on December 28, 2023, and 33.33% on March 28, 2024.
Vesting percentage																																				100.00%
Restricted stock granted																																																								53,333
Strategic Consultants [Member] | Restricted Stock Units (RSUs) [Member] | December, 23 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $																																																																$ 2,621,935
Strategic Consultants One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																											$ 21.22	$ 21.22																																																								30.51
Number of stock options, granted																																																																27,593
Share-based payment award, award expiration year																											5 years
Share-based payment award, award vesting rights description																											25% vests on the date that is one (1) year from the Vesting Start Date and 6.25% vests at the end of each full quarter thereafter.
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																													$ 9.95	$ 9.95																																																							$ 14.31
Stock option fair value | $																													$ 420,029
Number of stock options, granted																																																															56,361
Share-based payment award, award vesting rights description																													100% vested on the grant date.
Share price at revaluation date | $ / shares																													$ 10.45	$ 10.45
Risk-free interest rate																													3.07%
Expected life																													4 years 2 months 12 days
Expected volatility																													100.00%
Expected forfeitures																													0.00%
Expected dividends
Revaluation date fair value per option | (per share)																													$ 7.45	$ 10.20
Share-based payment award, award expiration term																													December 2028
Employee [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price at revaluation date | $ / shares																																																																																					$ 14.31
Risk-free interest rate																													3.07%
Expected life																													4 years 2 months 12 days
Expected volatility																													100.00%
Expected forfeitures																													0.00%
Expected dividends
Employees and Strategic Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																																						$ 25.35	$ 25.35																																																		36.45
Number of stock options, granted																																						347,952	347,952
Share-based payment award, award expiration year																																						5 years	5 years
Share-based payment award, award vesting rights description																																						based on previous commitments, and 6.25% every subsequent quarter.	based on previous commitments, and 6.25% every subsequent quarter.
Share price at revaluation date | (per share)																																						$ 16.17	$ 16.17																																																		$ 23.25
Risk-free interest rate																																						2.47%	2.47%
Expected life																																						3 years 8 months 12 days	3 years 8 months 12 days
Expected volatility																																						121.60%	121.60%
Expected forfeitures																																						0.00%	0.00%
Expected dividends
Revaluation date fair value per option | (per share)																																						$ 11.53	$ 16.57
Stock options are vested on the grant date																																						173,186	173,186
Recognized share-based payments for stock options granted | $																																																																$ 722,860
Employees and Strategic Consultants [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate																																						2.47%	2.47%
Expected life																																						3 years 8 months 12 days	3 years 8 months 12 days
Expected volatility																																						121.60%	121.60%
Expected forfeitures																																						0.00%	0.00%
Expected dividends
Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted																																16,668																																								18,519
Share-based payment award, award expiration year																																																																								10 years
Share-based payment award, award vesting rights description																																																																								vest 1/3 on the first anniversary of the Listing and 1/3 each subsequent anniversary thereafter (Note 8).
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, granted																																341,297
Strategic Investors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option fair value																																		$ 69,560	$ 100,000
Number of stock options, granted																																		37,037	37,037
Share-based payment award, award expiration year																																		10 years	10 years
Shares																																		370	370
Consultant B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			55,555																								180,555				55,555									180,555		180,555						55,555		55,555							180,555									55,555
Exercise price | (per share)								$ 5.43	$ 5.43		$ 6.32	$ 6.32																																																													$ 8.66			$ 7.44	$ 8.66
Stock option fair value | $								$ 414,244			$ 1,327,787																																													$ 1,327,787
Number of stock options, granted								125,000			250,000																																													375,000
Share-based payment award, award expiration year								2 years			5 years
Share price at revaluation date | (per share)								$ 5.45	$ 5.45		$ 6.35	$ 6.35																																																																$ 7.44	$ 8.66
Risk-free interest rate								2.47%			3.10%
Expected life								5 years			5 years
Expected volatility								120.60%			120.60%
Expected forfeitures								0.00%			0.00%
Expected dividends
Revaluation date fair value per option | (per share)								$ 3.31	$ 4.58		$ 5.31	$ 7.24
Proceeds from issuance of common stock | $																																																								$ 1,572,440
Stock option, excercise																																																								250,000
Share based compensation cancelled
Consultant B [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate								2.47%			3.10%
Expected life								5 years			5 years
Expected volatility								120.60%			120.60%
Expected forfeitures								0.00%			0.00%
Expected dividends
Consultant B [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted																																																								33,333
Employees and Independent Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, award vesting rights description						25% on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter
Vesting shares						43,479	43,479																																																																				43,479
Consultant E [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			23,889																								40,556				23,889									40,556		40,556						23,889		23,889							40,556									23,889
Number of stock options, granted														16,667																																										16,667
Stock option, excercise
Share based compensation cancelled
Consultant E [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted
Consultant F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			3,704																								20,371				3,704									20,371		20,371						3,704		3,704							20,371									3,704
Number of stock options, granted														16,667																																										16,667
Stock option, excercise
Share based compensation cancelled
Consultant F [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted
Financial Consultan E Andt F [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)														$ 9.17	$ 9.17																																																																	$ 12.57
Stock option fair value | $														$ 258,056
Share-based payment award, award expiration year														5 years
Share price at revaluation date | (per share)														$ 9.21	$ 9.21																																																																	$ 12.57
Risk-free interest rate														2.92%
Expected life														5 years
Expected volatility														123.90%
Expected forfeitures														0.00%
Expected dividends
Revaluation date fair value per option | (per share)														$ 7.74	$ 10.63
Financial Consultan E Andt F [Member] | Canadian Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate														2.92%
Expected life														5 years
Expected volatility														123.90%
Expected forfeitures														0.00%
Expected dividends
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)																											$ 22.26	$ 22.26				$ 21.23	$ 21.23																																																			$ 30.51		$ 29.10
Number of stock options, granted																											86,852					85,682
Share-based payment award, award expiration year																											5 years					5 years
Share-based payment award, award vesting rights description																											33.33% of these Options vested on the grant date and 33.33% will vest every 6 months after the grant date
Consultants [Member] | December 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments for stock options granted | $																																																								$ 406,762
Consultants P [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized share-based payments for stock options granted | $				$ 38,397
Restricted stock granted				20,000
Consultants E [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted										18,519
Consultants F [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted										18,519
Consultants B [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, award expiration year														5 years
Recognized share-based payments for stock options granted | $																																																								$ 344,431
Issuance of shares granted																33,333
Restricted stock granted										18,519			42,592
Inactive Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			27,954																								11,310				27,954									11,310		11,310						27,954		27,954							11,310									27,954
Exercise price | (per share)																			$ 23.12																								$ 24.73				$ 23.12									$ 24.73		$ 24.73						$ 23.12		$ 23.12							$ 33.89									$ 33.24
Stock option fair value | $																																																																$ 274,005
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding																			56,360																												56,360																	56,360		56,360																56,360
Exercise price | (per share)																			$ 25.35																												$ 25.35																	$ 25.35		$ 25.35																$ 36.45
Stock option fair value | $																																																																$ 1,142,294

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.